JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.1% (a)
Alabama — 1.2%
Black Belt Energy Gas District, Gas Project Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,342
County of Jefferson
Rev., 5.00%, 10/1/2035	1,000	1,116
Rev., 5.00%, 10/1/2038	2,000	2,205
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,023
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,074
Total Alabama		6,760
Alaska — 0.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	15	15
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B2 CL 2, Class 2, Rev., Zero Coupon, 6/1/2066	3,000	396
Total Alaska		411
Arizona — 2.7%
Arizona Board of Regents Series 2024, Rev., 5.00%, 8/1/2043	1,060	1,188
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (c)	250	255
Rev., 5.25%, 7/1/2043 (c)	250	255
City of Glendale Water and Sewer, Senior Lien Rev., 5.00%, 7/1/2035	1,000	1,163
City of Phoenix Civic Improvement Corp., Senior Lien Rev., AMT, 5.00%, 7/1/2030	1,475	1,554
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	505
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,950
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	190
COP, AGM, 5.00%, 6/1/2038	250	277
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2040	1,750	1,959
Pinal County Electric District No. 3 Rev., 4.00%, 7/1/2034	150	151
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,615	6,057
Total Arizona		15,504
Arkansas — 0.3%
City of Fort Smith, Water and Sewer Rev., 5.00%, 10/1/2027	1,305	1,371
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2037	500	561
Total Arkansas		1,932
California — 5.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, 5.25%, 7/1/2044	2,000	2,186
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	4,400	4,444
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	3,750	4,156
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020A, Rev., AMT, 3.95%, 8/8/2024 (b) (c)	1,500	1,500
Series 2020 A-4, Rev., AMT, 8.00%, 8/8/2024 (b) (c) (d)	2,200	2,230
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (c)	500	554
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,500	2,740
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	574
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,950	5,038
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	15

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2024 (e)	145	145
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2034	2,230	2,650
Ontario Public Financing Authority Series 2022A, Rev., AGM, 5.00%, 11/1/2030	140	157
Southern California Public Power Authority Series 2024-1, Rev., 5.00%, 7/1/2044	3,325	3,792
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	423
Total California		30,604
Colorado — 2.2%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2037	425	472
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,700	3,735
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,581
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	2,500	2,783
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	945
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	500	510
Jefferson County School District R-1 GO, 5.00%, 12/15/2035	515	552
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	736
Total Colorado		12,314
Connecticut — 1.1%
City of Norwalk GO, 4.25%, 8/15/2048	1,100	1,118
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	972
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,414
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,827
Total Connecticut		6,331
District of Columbia — 1.1%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024A, Rev., 5.00%, 10/1/2035	5,000	5,884
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	287
Total District of Columbia		6,171
Florida — 2.0%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	136
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,669
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,164
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,000	1,039
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	100	101
JEA Electric System Series 2017 B, Rev., 5.00%, 10/1/2031	4,000	4,191
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	1,000	1,095
Palm Beach County School District COP, 5.00%, 8/1/2036	1,000	1,146
Total Florida		11,541
Georgia — 3.3%
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,317
City of Atlanta Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,881
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	500	500
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,261

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	1,000	1,100
Rev., RAN, 5.00%, 10/15/2034	1,000	1,146
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,000	986
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	1,000	1,066
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,300	1,375
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	3,445	3,689
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2037	600	690
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,570
Series 2023, Rev., 5.00%, 3/1/2039	185	210
Total Georgia		18,791
Illinois — 5.8%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,270
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,729
City of Chicago, Second Lien Waterworks Project Rev., 5.00%, 11/1/2029	1,000	1,003
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2038	500	554
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2034	5,350	6,235
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	1,000	1,087
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,115
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,110
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,663
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,091
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,087
Total Illinois		32,944
Indiana — 1.7%
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200	162
Fort Wayne Community School Building Corp., Fort Wayne Community Schools Rev., 5.00%, 7/15/2038	650	725
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	725
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	446
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2030	230	244
Series 2022A, Rev., 5.00%, 7/1/2031	230	246
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	2,000	2,032
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,056
Total Indiana		9,637
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 8/1/2024	25	25
City of Wichita Series 2016B, Rev., 4.00%, 10/1/2026	125	128
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2035	1,000	1,176
Total Kansas		1,329

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — 1.2%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	736
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,400	2,403
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	3,500	3,766
Total Kentucky		6,905
Louisiana — 2.0%
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	3,500	3,506
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	8,000	8,086
Total Louisiana		11,592
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	207
Maine Municipal Bond Bank Series 2022A, Rev., 5.00%, 11/1/2033	800	920
Total Maine		1,127
Maryland — 0.7%
County of Howard Series 2021A, GO, 5.00%, 8/15/2024	2,370	2,372
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,063
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	590	618
Total Maryland		4,053
Massachusetts — 3.6%
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,506
Series 2024A, GO, 5.00%, 1/1/2041	1,000	1,130
Series 2022 E, GO, 5.00%, 11/1/2049	3,030	3,274
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,000	1,015
Massachusetts Clean Water Trust (The)
Series 2023, Rev., 5.00%, 2/1/2037	250	289
Series 25B, Rev., 5.00%, 2/1/2037	400	463
Series 2023, Rev., 5.00%, 2/1/2038	175	202
Series 25B, Rev., 5.00%, 2/1/2038	300	346
Series 25B, Rev., 5.00%, 2/1/2039	250	286
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,080
Series 2023G, Rev., 4.38%, 7/1/2052	700	689
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 2.50%, 8/1/2024 (b)	10,000	10,000
Total Massachusetts		20,280
Michigan — 0.1%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	429
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	125
Total Michigan		554
Minnesota — 2.1%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	319
County of Hennepin Series 2018 A, GO, 5.00%, 12/1/2029	1,010	1,082
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2042	4,965	5,038

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 2022A, Rev., 5.00%, 10/1/2025	170	173
Series 2022A, Rev., 5.00%, 10/1/2027	275	289
Series 2022A, Rev., 5.00%, 10/1/2028	290	309
Series 2022B, Rev., 5.00%, 10/1/2028	655	698
Series 2022A, Rev., 5.00%, 10/1/2029	315	340
Series 2022A, Rev., 5.00%, 10/1/2030	225	246
Series 2022A, Rev., 5.00%, 10/1/2031	350	383
Series 2022A, Rev., 5.00%, 10/1/2032	245	268
Minnesota Housing Finance Agency Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055 (d)	1,000	1,122
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,458
Total Minnesota		11,725
Missouri — 0.4%
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	1,000	1,085
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	1,000	1,018
Total Missouri		2,103
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,065
Nevada — 0.5%
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	11
State of Nevada Series 2015B, GO, 5.00%, 11/1/2026	2,500	2,536
Total Nevada		2,547
New Jersey — 1.9%
Camden County Improvement Authority (The) Rev., GTD, 5.00%, 1/15/2037	300	338
Camden County Improvement Authority (The), Camden Prep High School Project Rev., 5.00%, 7/15/2042 (c)	585	595
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,634
Tobacco Settlement Financing Corp. Series 2018 A, Rev., 5.00%, 6/1/2034	5,000	5,247
Total New Jersey		10,814
New Mexico — 0.9%
Albuquerque Municipal School District No. 12, School Building Series 2023A, GO, 5.00%, 8/1/2024	750	750
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,250	1,267
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2024	430	431
GO, 5.00%, 9/15/2025 (e)	300	307
GO, 5.00%, 9/15/2025	1,090	1,112
GO, 5.00%, 9/15/2026	360	373
GO, 5.00%, 9/15/2027	340	358
GO, 5.00%, 9/15/2028	300	316
Total New Mexico		4,914
New York — 14.7%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	544
Rev., 5.00%, 7/1/2034	210	225

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Camden Central School District GO, BAN, 4.50%, 6/26/2025	1,000	1,008
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 2.55%, 8/1/2024 (b)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,106
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,205
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2036	7,000	8,033
City of Oneida GO, BAN, 4.50%, 3/28/2025	4,800	4,840
Gloversville Enlarged School District GO, BAN, 4.50%, 6/26/2025	1,000	1,009
Hudson Yards Infrastructure Corp., Second Indenture Series 2017 A, Rev., 5.00%, 2/15/2031	1,500	1,566
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,113
New York City Municipal Water Finance Authority Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	1,000	1,118
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	923
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	600	611
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2046	10,000	10,893
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,667
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,110
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	993
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	3,000	3,489
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM-CR, Zero Coupon, 11/15/2049	8,770	2,604
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	767
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	364
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,234
New York State Dormitory Authority Series 2024A, Rev., 5.50%, 7/1/2054	1,500	1,715
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2031	400	440
Series 2024 A, Rev., 5.25%, 5/1/2039	500	556
New York State Dormitory Authority, Personal Income Tax Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,013
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	2,000	2,004
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,886
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	344
Series 2022B, Rev., 5.00%, 9/15/2032	400	466
Series 2022B, Rev., 5.00%, 9/15/2033	565	654
Series 2022B, Rev., 5.00%, 9/15/2034	300	347
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,154
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,092
Series 2022B, Rev., 5.00%, 9/15/2037	635	729
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,633
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,033
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,128

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,200	1,242
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,000	1,044
Northeastern Clinton Central School District GO, BAN, 4.50%, 6/26/2025	1,000	1,009
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (e)	1,890	1,897
Sherburne Earlville Central School District GO, 4.50%, 7/18/2025	2,000	2,018
Triborough Bridge and Tunnel Authority Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	1,000	1,105
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,172
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	1,014
Total New York		83,617
North Carolina — 1.0%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570	601
City of Wilson Series 2024, Rev., 5.00%, 10/1/2038	325	371
County of Buncombe Series 2024B, Rev., 5.00%, 6/1/2040	850	972
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,334
County of Wake GO, 5.00%, 4/1/2028	1,315	1,416
North Carolina Housing Finance Agency, Homeownership Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,097
Total North Carolina		5,791
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	242
Ohio — 3.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	708
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,000	926
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	5,655	530
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,176
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,000	1,055
Series 2024, GO, 4.50%, 12/1/2061	1,335	1,338
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2043	1,000	1,123
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2023B, Rev., 5.00%, 12/1/2038	1,000	1,141
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,219
Series 2024A, Rev., 5.00%, 12/1/2043	1,400	1,567
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	838
State of Ohio
Series Y, GO, 5.00%, 5/1/2038	1,000	1,150
Series 2024 A, Rev., 5.25%, 8/15/2048	1,000	1,106
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000	2,201
Total Ohio		17,078

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.8%
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,525
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,042
Oklahoma Water Resources Board Series 2023 C, Rev., 5.00%, 10/1/2037	810	935
Total Oklahoma		4,502
Oregon — 3.0%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,181
Hillsboro School District No. 1J GO, 4.00%, 6/15/2035	100	104
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza, Inc. Series 2021B1, Rev., 1.20%, 6/1/2028	1,635	1,479
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series SER-B, GO, Zero Coupon, 6/15/2035	2,500	1,578
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.75%, 8/1/2024 (b)	10,000	10,000
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,480
Total Oregon		16,822
Pennsylvania — 2.8%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,668
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	639
Rev., 5.00%, 6/1/2026	380	393
Rev., 5.00%, 6/1/2027	500	525
Rev., 5.00%, 6/1/2028	880	940
Rev., 5.00%, 6/1/2029	380	406
Health Care Facilities Authority of Sayre, Guthrie Clinic (The) Rev., (3-MONTH SOFR + 0.78%), 4.54%, 9/1/2024 (f)	500	500
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	1,932
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	2,900	2,963
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	984
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,756
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054 (d)	1,000	1,107
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,506
Philadelphia Authority for Industrial Development, Holy Family University Rev., 5.00%, 9/1/2029	675	705
Total Pennsylvania		16,024
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	3,000	2,686
Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,487
Total Puerto Rico		4,173
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Rev., 5.00%, 5/15/2037	875	967
Rev., 5.00%, 5/15/2041	1,000	1,080
Total Rhode Island		2,047
South Carolina — 1.0%
City of Columbia Waterworks and Sewer System Series 2016 B, Rev., 4.00%, 2/1/2041	3,500	3,501

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
County of Oconee Series 2023, GO, 5.00%, 4/1/2035	1,240	1,433
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,003
Total South Carolina		5,937
Tennessee — 4.8%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,966
City of Murfreesboro GO, 5.00%, 6/1/2029	725	796
County of Sumner Series 2021, GO, 5.00%, 6/1/2025	1,750	1,780
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	546
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,204
Metropolitan Government of Nashville and Davidson County Series 2024 A, Rev., 5.00%, 5/15/2037	1,000	1,168
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,688
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,499
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,110	1,179
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960	3,349
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	7,265	7,299
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	4,685	4,879
Total Tennessee		27,353
Texas — 9.8%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500	549
GO, PSF-GTD, 5.00%, 2/15/2043	2,600	2,841
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,158
Bryan Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,045
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 8/7/2024 (b) (d)	1,000	1,088
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032 (d)	2,000	2,244
Series 2024 C, Rev., 5.00%, 8/15/2034 (d)	1,250	1,427
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2034	1,500	1,642
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	5,550	6,739
City of McKinney Series 2024, GO, 4.00%, 8/15/2044 (d)	3,875	3,859
City of Mesquite, Waterworks and Sewer System
Rev., 5.00%, 3/1/2029	455	492
Rev., 5.00%, 3/1/2035	1,000	1,124
City of Round Rock GO, 5.00%, 8/15/2027	1,240	1,312
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,135
County of Fort Bend Toll Road, Senior Lien Series 2024, Rev., AGM, 5.00%, 3/1/2039	1,000	1,130
County of Tarrant GO, 5.00%, 7/15/2033	500	564
Crandall Independent School District, Unlimited Tax
GO, PSF-GTD, 4.25%, 2/1/2053	500	500
GO, PSF-GTD, 5.25%, 2/1/2053	500	550
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2036	2,065	2,337

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,129
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	1,000	1,121
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2037	3,750	4,198
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	959
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,949
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	100	84
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	1,000	1,029
North Texas Tollway Authority, North Texas Tollway System Series A, Rev., 5.00%, 1/1/2035	600	623
Northwest Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2044	1,000	1,101
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,059
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	600	662
Taylor Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,150	1,188
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	1,465	1,665
Texas Water Development Board Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,076
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2030	340	359
Rev., 5.00%, 2/1/2031	220	232
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2043	1,250	1,388
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2044	1,000	1,104
Total Texas		55,662
Utah — 0.1%
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	823
Virginia — 2.0%
Henrico County Economic Development Authority, Westminster-Canterbury Corp. Rev., 4.00%, 10/1/2040	330	326
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,489
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,848
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2024 A, Rev., 5.00%, 11/1/2037	1,000	1,171
Series 2024 A, Rev., 5.00%, 11/1/2038	2,400	2,793
Total Virginia		11,627
Washington — 3.9%
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2039	4,610	4,724
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	3,754
Series B, Rev., 5.00%, 3/1/2034	1,000	1,001
State of Washington Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,547
State of Washington Motor Vehicle Fuel Tax Series 2024 B, GO, 5.00%, 6/1/2045	2,000	2,199
State of Washington, Various Purpose
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,235
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,196
Washington State Housing Finance Commission, Bitter Lake Village Associates 1 LP Rev., VRDO, LOC : FNMA, 3.54%, 8/9/2024 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,360
Total Washington		22,266

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — 2.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	116
Public Finance Authority, Carmelite System, Inc. (The) Rev., 3.25%, 1/1/2029	860	813
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	564
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	105	97
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2041 (c)	290	247
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	3,470	3,675
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	1,000	1,108
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,037
Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2032	400	431
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.55%, 8/1/2024 (b)	2,200	2,200
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995	1,081
Total Wisconsin		12,369
Total Municipal Bonds (Cost $509,003)		518,281
	SHARES (000)
Short-Term Investments — 8.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.66% (g) (h) (Cost $45,655)	45,653	45,658
Total Investments — 99.1% (Cost $554,658)		563,939
Other Assets Less Liabilities — 0.9%		4,881
NET ASSETS — 100.0%		568,820

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	225	09/30/2024	USD	46,274	44
Short Contracts
U.S. Treasury Ultra Bond	(42)	09/19/2024	USD	(5,397)	(12)
					32

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2024 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.39% at termination	Receive	8/2/2029	USD11,391	—	—	—
CPI-U at termination	2.45% at termination	Receive	2/6/2034	USD25,132	—	82	82
					—	82	82
CPI-U at termination	2.00% at termination	Receive	7/19/2025	USD36,962	—	(41)	(41)
CPI-U at termination	2.40% at termination	Receive	6/12/2025	USD20,851	—	(106)	(106)
CPI-U at termination	2.43% at termination	Receive	6/28/2029	USD63,601	—	(201)	(201)
CPI-U at termination	2.44% at termination	Receive	6/11/2026	USD10,759	—	(59)	(59)
CPI-U at termination	2.44% at termination	Receive	6/12/2026	USD39,733	(28)	(186)	(214)
CPI-U at termination	2.50% at termination	Receive	3/22/2034	USD32,371	6	(56)	(50)
CPI-U at termination	2.51% at termination	Receive	6/12/2029	USD175,000	89	(1,284)	(1,195)
CPI-U at termination	2.51% at termination	Receive	3/18/2034	USD33,849	61	(143)	(82)
CPI-U at termination	2.52% at termination	Receive	5/21/2029	USD10,017	—	(65)	(65)
CPI-U at termination	2.53% at termination	Receive	5/7/2026	USD14,177	—	(80)	(80)
CPI-U at termination	2.56% at termination	Receive	11/17/2033	USD13,201	—	(101)	(101)
CPI-U at termination	2.58% at termination	Receive	4/4/2034	USD2,000	—	(18)	(18)
CPI-U at termination	2.63% at termination	Receive	4/19/2026	USD29,494	—	(187)	(187)
					128	(2,527)	(2,399)
					128	(2,445)	(2,317)

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at July 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.15%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$518,281	$—	$518,281

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$45,658	$—	$—	$45,658
Total Investments in Securities	$45,658	$518,281	$—	$563,939
Appreciation in Other Financial Instruments
Futures Contracts	$44	$—	$—	$44
Swaps	—	82	—	82
Depreciation in Other Financial Instruments
Futures Contracts	(12)	—	—	(12)
Swaps	—	(2,527)	—	(2,527)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$32	$(2,445)	$—	$(2,413)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.66% (a) (b)	$35,872	$237,957	$228,175	$1	$3	$45,658	45,653	$812	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.